CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

3.	SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources, assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Company, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the purpose of internal reporting and management’s operation review, the Company has four reportable segments: consultancy and management, events curation, sub-leasing and restaurant operation. Segments were identified based on the Company’s internal reporting and how the CODM assesses the performance of the business.

As the Company’s assets and liabilities are all located in Japan, and all revenues are earned in Japan, no geographical segments are presented.

Key financial performance measures of the segments are as follows:

Year ended June 30, 2024

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,170,765	1,020,338	285,495	112,708	3,589,306
Inter segment elimination	—	(125,695)	(2,376)	—	(128,071)

Revenue after elimination	2,170,765	894,643	283,119	112,708	3,461,235

Segment profit (loss)	558,696	54,890	94,050	(65,781)	641,855

Unallocated corporate expenses	—	—	—	—	(493,621)
Finance costs	—	—	—	—	(21,607)
Share of loss of investments in an associate	—	—	—	—	(1,061)
Gain on disposal of a subsidiary	—	—	—	—	94,000
Other income	—	—	—	—	16,448
Other expense	—	—	—	—	(4,412)
Profit before income tax expense	—	—	—	—	231,602

Other items:
Depreciation of property and equipment	—	4,395	47,063	8,812	60,270
Unallocated depreciation of property and equipment	—	—	—	—	6,340
Investments in an associate	—	2,939	—	—	2,939
Capital expenditures	—	—	—	98,489	98,489

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended June 30, 2025

	Consultancy and management	Events curation	Sub- leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,553,139	968,082	69,722	92,478	3,683,421
Inter segment elimination	(72,837)	(69,286)	(2,376)	—	(144,499)

Revenue after elimination	2,480,302	898,796	67,346	92,478	3,538,922

Segment profit (loss)	591,537	(14,643)	23,665	(29,903)	570,656

Unallocated corporate expenses	—	—	—	—	(644,707)
Finance income	—	—	—	—	180
Finance cost	—	—	—	—	(21,965)
Share of profit of investments in an associate	—	—	—	—	13,963
Other income	—	—	—	—	182,391
Other expense	—	—	—	—	(51,293)
Profit before income tax expense	—	—	—	—	49,225

Other items:
Depreciation of property and equipment	47,302	7,227	246	7,346	62,121
Unallocated depreciation of property and equipment	—	—	—	—	7,632
Capital expenditures	—	—	—	46,077	46,077

Year ended June 30, 2026

	Consultancy and management	Events curation	Sub- leasing	Restaurant operation	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Revenue	2,185,203	997,233	104,929	73,095	3,360,460	20,666
Inter segment elimination	(88,437)	(102,546)	(2,376)	—	(193,359)	(1,189)

Revenue after elimination	2,096,766	894,687	102,553	73,095	3,167,101	19,477

Segment profit (loss)	263,448	28,229	45,356	(30,405)	306,628	1,886

Unallocated corporate expenses	—	—	—	—	(986,178)	(6,064)
Finance income	—	—	—	—	265	2
Finance cost	—	—	—	—	(18,459)	(114)
Share of profit of investments in an associate	—	—	—	—	20,071	123
Gain on disposal of investments in an associate	—	—	—	—	385,517	2,371
Fair value change on financial assets at fair value through profit or loss	—	—	—	—	(39,180)	(241)
Other income	—	—	—	—	432,343	2,659
Other expense	—	—	—	—	(16,713)	(103)
Profit before income tax expense	—	—	—	—	84,294	519

Other items:
Depreciation of property and equipment	5,888	51,416	—	2,864	60,168	370
Unallocated depreciation of property and equipment	—	—	—	—	6,850	42
Capital expenditures	—	—	—	49,095	49,095	302
4.	CASH AND CASH EQUIVALENTS

The following table summarizes cash and cash equivalents:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Bank deposits	6,572	112,938	695
Time deposits with banks	4,600	5,803	36
Cash on hand	2,176	913	5
Total	13,348	119,654	736

The Company’s cash and cash equivalents were held at well capitalized financial institutions in Japan.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS